These consolidated financial statements include the subsidiaries listed below: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nu 1 B Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu 1-B, LLC (“Nu 1-B”)
Control	Direct
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu 2 B Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu 2-B, LLC (“Nu 2-B”)
Control	Direct
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu 3 B Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu 3-B, LLC (“Nu 3-B”)
Control	Direct
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu 1 A Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu 1-A, LLC (“Nu 1-A”)
Control	Indirect
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu 2 A Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu 2-A, LLC (“Nu 2-A”)
Control	Indirect
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu 3 A Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu 3-A, LLC (“Nu 3-A”)
Control	Indirect
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu Payments Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu Payments, LLC (“Nu Payments”)
Control	Indirect
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu M X Llc [Member]
Reserve Quantities [Line Items]
Entity	Nu MX LLC (“Nu MX”)
Control	Direct
Principal activities	Holding Company
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%	100.00%
Nu Cayman Ltd [Member]
Reserve Quantities [Line Items]
Entity	Nu Cayman Ltd (“Nu Cayman”)
Control	Direct
Principal activities	Investment company
Functional currency	US$
Country of incorporation of subsidiary	Cayman
% equity interest	100.00%	100.00%
Nu Finanztechnologie Gmb H [Member]
Reserve Quantities [Line Items]
Entity	Nu Finanztechnologie GmbH (“Nu Finanz”)
Control	Direct
Principal activities	Technology E-Hub
Functional currency	EUR
Country of incorporation of subsidiary	Germany
% equity interest	100.00%	100.00%	100.00%
Nu B N Mexico S Ade C V [Member]
Reserve Quantities [Line Items]
Entity	Nu BN México, S.A. de CV (“Nu Mexico”)
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%	100.00%	100.00%
Nu B N Servicios Mexico S Ade C V [Member]
Reserve Quantities [Line Items]
Entity	Nu BN Servicios México, S.A. de CV (“Nu Servicios")
Control	Indirect
Principal activities	Credit card operations
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%	100.00%	100.00%
Nu B N Tecnologia S Ade C V [Member]
Reserve Quantities [Line Items]
Entity	Nu BN Tecnologia, S.A de CV (“Nu Tecnologia”)
Control	Indirect
Principal activities	Computer consulting service
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%	100.00%
Nu Colombia S A [Member]
Reserve Quantities [Line Items]
Entity	Nu Colombia S.A. (“Nu Colombia”)
Control	Indirect
Principal activities	Credit card operations
Functional currency	COP
Country of incorporation of subsidiary	Colombia
% equity interest	100.00%	100.00%
Nu Argentina S A [Member]
Reserve Quantities [Line Items]
Entity	Nu Argentina S.A. (“Nu Argentina”)
Control	Indirect
Principal activities	Talent E-Hub
Functional currency	ARS
Country of incorporation of subsidiary	Argentina
% equity interest	100.00%	100.00%
Cognitect Inc [Member]
Reserve Quantities [Line Items]
Entity	Cognitect, Inc. ("Cognitect")
Control	Direct
Principal activities	Technology E-Hub
Functional currency	US$
Country of incorporation of subsidiary	USA
% equity interest	100.00%	100.00%
Internet Fundo De Investimento Em Participacoes Multiestratrgia [Member]
Reserve Quantities [Line Items]
Entity	Internet – Fundo de Investimento em Participações Multiestratégia (“Internet FIP”)
Control	Indirect
Principal activities	Investment company
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Pagamentos S A Instituicao De Pagamentos [Member]
Reserve Quantities [Line Items]
Entity	Nu Pagamentos S.A. - Instituição de Pagamentos (“Nu Pagamentos”)
Control	Indirect
Principal activities	Credit card and prepaid account operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Financeira S A S C F I [Member]
Reserve Quantities [Line Items]
Entity	Nu Financeira S.A. – SCFI (“Nu Financeira”)
Control	Indirect
Principal activities	Loan operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Asset Management Ltd [Member]
Reserve Quantities [Line Items]
Entity	Nu Asset Management Ltda. (“Nu Asset”) - former "Nu Investimentos"
Control	Indirect
Principal activities	Fund manager
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Distribuidora De Titulos E Valores Mobiliarios Ltda [Member]
Reserve Quantities [Line Items]
Entity	Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM")
Control	Indirect
Principal activities	Securities distribution
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%
Nu Produtos Ltda [Member]
Reserve Quantities [Line Items]
Entity	Nu Produtos Ltda. ("Nu Produtos")
Control	Indirect
Principal activities	Insurance commission
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%
Nu Invest Corretora De Valores S A [Member]
Reserve Quantities [Line Items]
Entity	Nu Invest Corretora de Valores S.A ("Nu Invest") - former “Easynvest TCV"
Control	Indirect
Principal activities	Investment platform
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%
Nu Participacoes S A [Member]
Reserve Quantities [Line Items]
Entity	Nu Participações S.A. ("Nu Participações") - former “Easynvest Participações"
Control	Indirect
Principal activities	Holding Company
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%
Nu Corretora De Seguros Ltda [Member]
Reserve Quantities [Line Items]
Entity	Nu Corretora de Seguros Ltda. ("Nu Corretora de Seguros") - former “Easynvest Corretora"
Control	Indirect
Principal activities	Insurance commission
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%
Easynvest Gestao De Recursos Ltda [Member]
Reserve Quantities [Line Items]
Entity	Easynvest Gestão de Recursos Ltda. (“Easynvest Gestão")
Control	Indirect
Principal activities	Fund manager
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%
Verios Gestao De Recursos S A [Member]
Reserve Quantities [Line Items]
Entity	Vérios Gestão de Recursos S.A. (“Vérios”)
Control	Indirect
Principal activities	Fund manager
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%
Nu Plataformas Intermediacao De Negocios E Servicos Ltda [Member]
Reserve Quantities [Line Items]
Entity	Nu Plataformas - Intermediação de Negocios e Serviços Ltda ("Nu Plataforma")
Control	Indirect
Principal activities	Services platform
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%
Nu Tecnologia S A [Member]
Reserve Quantities [Line Items]
Entity	Nu Tecnologia S.A ("Nu Tecnologia")
Control	Direct
Principal activities	Talent E-Hub
Functional currency	UYU
Country of incorporation of subsidiary	Uruguay
% equity interest	100.00%
Nu Mexico Financiera S A De C V S F P [Member]
Reserve Quantities [Line Items]
Entity	Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") - former “Akala”
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%
Nuplat S A [Member]
Reserve Quantities [Line Items]
Entity	Nuplat S.A. ("Nuplat")
Control	Direct
Principal activities	Talent E-Hub
Functional currency	UYU
Country of incorporation of subsidiary	Uruguay
% equity interest	100.00%
Spin Pay Servicos De Pagamentos Ltda [Member]
Reserve Quantities [Line Items]
Entity	Spin Pay Serviços de Pagamentos Ltda. ("Spin Pay")
Control	Indirect
Principal activities	Payment hub
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%